Leases - Schedule of Operating Lease (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2024 USD ($)
Lease [Line Items]
Right-of-use assets	¥ 3,739,296		¥ 12,237,211		$ 520,185
Less: impairment	(1,857,761)		(3,244,676)		(258,439)
Right-of-use assets	1,881,535		8,992,535		261,746
Operating lease liabilities – current	812,669		8,806,671		113,052
Operating lease liabilities – non-current	1,898,004		5,216,622		264,037
Total operating lease liabilities	2,710,673		14,023,293		$ 377,089
Beginning balance	¥ 3,244,676	$ 451,377
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4 years 1 month 28 days				4 years 1 month 28 days
Weighted average discount rate	3.93%				3.93%
Lease expense
Operating lease expense	¥ 3,887,462	540,797	10,148,284
Short-term lease expense	19,401,914	2,699,059	15,056,781
Sublease income	(11,725,219)	(1,631,131)	(707,009)	[1]
Total lease expense	11,564,157	1,608,725	24,498,055
Other information
Cash paid for operating leases	5,561,964	773,742	8,543,549
Right-of-use assets obtained in exchange for operating new lease liabilities	2,272,088	316,077	15,838,886
Addition			3,244,676
Derecognition	(1,386,915)	(192,938)
Ending balance	¥ 1,857,761	$ 258,439	¥ 3,244,676

[1]	For the year ended December 31, 2023 and 2024, the Group incurred sublease income of RMB707,009 and RMB11,725,219 (US$1,631,131), and sublease cost of RMB 858,098 and RMB11,088,503 (US$1,542,555), respectively.